CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current Assets
Cash	$ 1,453,505	$ 141,944	$ 48,589
Prepaid expenses and deposits	82,504	$ 82,504	15,004
Deferred financing costs			13,439
Total Current Assets	1,536,009	$ 224,448	77,032
Current Liabilities
Accounts payable and accrued liabilities	703,323	693,362	3,778,401
Research agreement obligations	492,365	$ 492,365	492,365
Derivative liability - conversion option			582,300
Derivative liability - warrants	2,052,975	$ 9,415	140,504
Convertible notes payable			3,161,977
Loans payable, related party (2013 - $5,200)			42,200
Promissory notes, related party	52,942	$ 52,942	277,942
Due to related parties			369,346
Total Current Liabilities	3,301,605	$ 1,248,084	$ 8,845,035
COMMITMENTS AND CONTINGENCIES
Stockholders’ Equity (Deficit)
Common stock, $0.001 par value, 500,000,000 shares authorized 20,318,815 shares issued and outstanding (2013 - 1,465,712)	32,639	$ 20,319	$ 1,466
Additional paid-in capital	85,493,220	85,265,776	46,715,500
Accumulated deficit	(87,291,455)	$ (86,309,731)	(55,426,635)
Accumulated other comprehensive loss			(58,334)
Total Stockholders’ Equity (Deficit)	(1,765,596)	$ (1,023,636)	(8,768,003)
Total Liabilities and Stockholders’ Equity (Deficit)	$ 1,536,009	$ 224,448	$ 77,032
Series B Preferred Stock [Member]
Stockholders’ Equity (Deficit)
Convertible preferred stock value
Series A Preferred Stock [Member]
Stockholders’ Equity (Deficit)
Convertible preferred stock value